Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities
Net income (loss)	$ 346.8	$ (4.4)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depletion and depreciation	148.4	116.7
Share-based compensation expenses	3.0	2.5
Impairment charges	7.5	271.7
Unrealized foreign exchange loss	0.3	0.4
Deferred income tax expense (recovery)	11.9	(57.9)
Other non-cash items	(2.4)	(5.6)
Acquisition of gold bullion	(21.2)	(17.6)
Proceeds from sale of gold bullion	17.5	28.1
Operating cash flows before changes in non-cash working capital	511.8	333.9
Changes in non-cash working capital:
(Increase) decrease in receivables	(22.3)	19.4
(Increase) decrease in prepaid expenses and other	(12.0)	2.3
Decrease in current liabilities	(8.0)	(10.2)
Net cash provided by operating activities	469.5	345.4
Cash flows used in investing activities
Acquisition of royalty, stream and working interests	(733.5)	(38.3)
Acquisition of energy well equipment	(0.7)	(0.2)
Proceeds from sale of investments	12.7
Issuance of loan receivable		(15.0)
Net cash used in investing activities	(721.5)	(53.5)
Cash flows used in financing activities
Payment of dividends	(87.0)	(76.0)
Proceeds from draw of revolving credit facilities	150.0
Repayment of revolving credit facilities	(150.0)
Repayment of term loan		(80.0)
Proceeds from at-the-market equity offerings		107.3
Credit facility amendment costs	(0.1)
Proceeds from exercise of stock options	0.3	6.0
Net cash used in financing activities	(86.8)	(42.7)
Effect of exchange rate changes on cash and cash equivalents	2.3	(2.8)
Net change in cash and cash equivalents	(336.5)	246.4
Cash and cash equivalents at beginning of period	534.2	132.1
Cash and cash equivalents at end of period	197.7	378.5
Supplemental cash flow information:
Dividend income received	13.9	3.7
Interest and standby fees paid	1.3	1.3
Income taxes paid	$ 51.3	$ 33.5